CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Cash flows from (used in) operating activities:
Net earnings	$ 362,334	$ 346,638
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	175,199	158,447
Cash flows from (used in) operations before changes in working capital	537,533	505,085
Changes in non-cash working capital balances:
Trade accounts receivable	38,924	57,097
Income taxes	(5,424)	(1,716)
Inventories	27,102	(15,188)
Prepaid expenses, deposits and other current assets	(5,227)	7,070
Accounts payable and accrued liabilities	20,452	(14,450)
Cash flows from operating activities	613,360	537,898
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(91,951)	(129,408)
Purchase of intangible assets	(2,845)	(10,833)
Business acquisitions (note 5)	(115,776)	(163,947)
Proceeds on disposal of property, plant and equipment	542	833
Cash flows used in investing activities	(210,030)	(303,355)
Cash flows from (used in) financing activities:
Increase (decrease) in amounts drawn under revolving long-term bank credit facility	30,000	(375,000)
Dividends paid	(84,822)	(74,382)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(4,520)	(4,696)
Proceeds from the issuance of shares	4,900	2,209
Repurchase and cancellation of shares (note 13(d))	(328,616)	(394,451)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(6,280)	0
Cash flows used in financing activities	(389,338)	(246,320)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	606	(701)
Net increase (decrease) in cash and cash equivalents during the fiscal year	14,598	(12,478)
Cash and cash equivalents, beginning of fiscal year	38,197	50,675
Cash and cash equivalents, end of fiscal year	52,795	38,197
Cash paid (included in cash flows from operating activities):
Interest	16,658	10,670
Income taxes, net of refunds	15,209	9,349
Term Loan
Cash flows from (used in) financing activities:
Proceeds from borrowings	0	300,000
Notes
Cash flows from (used in) financing activities:
Proceeds from borrowings	$ 0	$ 300,000